Deposits	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 18 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

	December 31,
(In thousands)	2012	2011
Savings accounts	$6,694,014	$6,473,215
NOW, money market and other interest bearing demand deposits	5,601,261	5,103,398
Total savings, NOW, money market and other interest bearing demand deposits	12,295,275	11,576,613
Certificates of deposit:
Under $100,000	5,666,973	6,473,095
$100,000 and over	3,243,736	4,236,945
Total certificates of deposit	8,910,709	10,710,040
Total interest bearing deposits	$21,205,984	$22,286,653

A summary of certificates of deposit by maturity at December 31, 2012 follows:

(In thousands)
2013	$5,617,372
2014	1,227,264
2015	982,715
2016	486,259
2017	516,460
2018 and thereafter	80,639
Total certificates of deposit	$8,910,709

At December 31, 2012, the Corporation had brokered deposits amounting to $ 2.8 billion (2011 - $ 3.4 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $17 million at December 31, 2012 (2011 - $13 million).